Rule 497(e)
                                                       Registration No. 33-81574

                               THE MILESTONE FUNDS
                         TREASURY OBLIGATIONS PORTFOLIO
                                 INVESTOR SHARES


                        Supplement Dated February 21, 1997
                                       to
           Prospectus Dated February 23, 1996 and Revised May 1, 1996


o The following information supplements the dates found on the cover page and inside page of the Prospectus:

         The Statement of Additional Information is hereafter dated September 6, 1996.

o The following information supplements the material found on page 2 and 14 of the Prospectus:

         All references to "Service Shares" should read "Financial Shares".

o The following information supplements the material found on page 14 and the back cover of the Prospectus:

         The references to "McGladrey & Pullen, LLP" should read "Deloitte & Touche, LLP."